AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2002

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities .....................................   2

   Statement of Operations .................................................   4

   Statements of Changes in Net Assets .....................................   6

   Financial Highlights ....................................................   9

   Notes to Financial Statements ...........................................  14

   Independent Auditors' Report ............................................  16

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                       Investment Company
                                                            -----------------------------------------------------------------------
                                                              Money           All           Equity           Mid-Cap
                                                             Market         America          Index        Equity Index       Bond
                                                              Fund           Fund            Fund             Fund           Fund
                                                            --------        --------        --------      ------------     --------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $1,047
   All America Fund -- $21,910
   Equity Index Fund -- $35,831
   Mid-Cap Equity Index Fund -- $41
   Bond Fund -- $1,918)
   (Notes 1 and 2) ..................................       $  1,013        $ 13,117        $ 23,844        $     36       $  1,726
Due From (To) General Account .......................             (3)            (19)            (99)             27           (132)
                                                            --------        --------        --------        --------       --------
NET ASSETS ..........................................       $  1,010        $ 13,098        $ 23,745        $     63       $  1,594
                                                            ========        ========        ========        ========       ========
UNIT VALUE AT DECEMBER 31, 2002 .....................       $   2.30        $   5.96        $   2.06        $   1.05       $   3.78
                                                            ========        ========        ========        ========       ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 ................................            440           2,199          11,507              60            422
                                                            ========        ========        ========        ========       ========

                                                                                          Investment Company
                                                                    ---------------------------------------------------------------
                                                                                                                         Aggressive
                                                                    Short-Term         Mid-Term          Composite         Equity
                                                                     Bond Fund         Bond Fund           Fund             Fund
                                                                    ----------         ---------         ---------       ----------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $232
   Mid-Term Bond Fund -- $86
   Composite Fund -- $21,113
   Aggressive Equity Fund -- $30,164)
   (Notes 1 and 2) .........................................          $   232           $    88           $15,203          $21,647
Due From (To) General Account ..............................              (47)               (2)              100              437
                                                                      -------           -------           -------          -------
NET ASSETS .................................................          $   185           $    86           $15,303          $22,084
                                                                      =======           =======           =======          =======
UNIT VALUE AT DECEMBER 31, 2002 ............................          $  1.52           $  1.64           $  4.46          $  1.95
                                                                      =======           =======           =======          =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .......................................              122                53             3,428           11,332
                                                                      =======           =======           =======          =======


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                                                       American
                                                                                       Scudder                          Century
                                                                     --------------------------------------------    ------------
                                                                                      Capital                         VP Capital
                                                                      Bond            Growth        International    Appreciation
                                                                      Fund             Fund             Fund             Fund
                                                                     -------          -------       -------------    ------------
ASSETS:
Investments in Scudder Portfolios
   and American Century VP Capital
   Appreciation Fund at
   Market Value
   (Cost:
   Scudder Bond Fund -- $1,385
   Scudder Capital Growth Fund -- $68,680
   Scudder International Fund -- $11,461
   American Century VP Capital
     Appreciation Fund-- $24,171)
   (Notes 1 and 2) ...........................................       $ 1,012          $34,534          $ 4,852          $14,302
Due From (To) General Account ................................           124              700              628              218
                                                                     -------          -------          -------          -------
NET ASSETS ...................................................       $ 1,136          $35,234          $ 5,480          $14,520
                                                                     =======          =======          =======          =======
UNIT VALUE AT DECEMBER 31, 2002 ..............................       $ 15.58          $ 24.10          $ 11.10          $ 10.52
                                                                     =======          =======          =======          =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .........................................            73            1,462              494            1,380
                                                                     =======          =======          =======          =======

                                                                       Calvert                           Fidelity
                                                                      --------       -----------------------------------------------
                                                                       Social             VIP           VIP II            VIP II
                                                                      Balanced       Equity-Income      Contra         Asset Manager
                                                                        Fund             Fund            Fund              Fund
                                                                      --------       -------------      --------       -------------
ASSETS:
Investments in Calvert Social Balanced
   Portfolio and Fidelity Portfolios
   at market value
   (Cost:
   Calvert Social Balanced Fund -- $12,990
   VIP Equity-Income Fund -- $35,007
   VIP II Contra Fund -- $18,568
   VIP II Asset Manager Fund -- $20,103)
   (Notes 1 and 2) ...........................................        $  8,851         $ 20,806         $ 13,819         $ 13,489
Due From (To) General Account ................................             385               64              775             (283)
                                                                      --------         --------         --------         --------
NET ASSETS ...................................................        $  9,236         $ 20,870         $ 14,594         $ 13,206
                                                                      ========         ========         ========         ========
UNIT VALUE AT DECEMBER 31, 2002 ..............................        $   2.59         $  26.89         $  23.27         $  21.65
                                                                      ========         ========         ========         ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2002 .........................................           3,560              776              627              610
                                                                      ========         ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year ended December 31, 2002

                                                                                            Investment Company
                                                                   -----------------------------------------------------------------
                                                                                                                           Mid-Cap
                                                                   Money Market      All America      Equity Index      Equity Index
                                                                       Fund             Fund              Fund              Fund
                                                                   ------------      -----------      ------------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .........................................          $    15           $   131           $   423           $    55
                                                                      -------           -------           -------           -------
Expenses (Note 3):
   Fees and administrative expenses ........................               47               320               428                21
                                                                      -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) ...............................              (32)             (189)               (5)               34
                                                                      -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ....................              (13)           (3,657)           (2,942)             (928)
Net unrealized appreciation (depreciation)
   of investments ..........................................               11              (652)           (4,324)               --
                                                                      -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................               (2)           (4,309)           (7,266)             (928)
                                                                      -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................          $   (34)          $(4,498)          $(7,271)          $  (894)
                                                                      =======           =======           =======           =======

                                                                                        Investment Company
                                                               ------------------------------------------------------------------
                                                                                                                       Aggressive
                                                                Bond        Short-Term     Mid-Term      Composite       Equity
                                                                Fund         Bond Fund     Bond Fund       Fund           Fund
                                                               -------      ----------     ---------     ---------     ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................       $   139        $     6       $     2       $   561        $    --
                                                               -------        -------       -------       -------        -------
Expenses (Note 3):
   Fees and administrative expenses ....................           102              3             1           491            342
                                                               -------        -------       -------       -------        -------
NET INVESTMENT INCOME (LOSS) ...........................            37              3             1            70           (342)
                                                               -------        -------       -------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ................           (72)            --            --        (1,663)        (1,184)
Net unrealized appreciation (depreciation)
   of investments ......................................            45              4             4          (238)        (4,011)
                                                               -------        -------       -------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................           (27)             4             4        (1,901)        (5,195)
                                                               -------        -------       -------       -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................       $    10        $     7       $     5       $(1,831)       $(5,537)
                                                               =======        =======       =======       =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                                                        American
                                                                                     Scudder                            Century
                                                                ------------------------------------------------      ------------
                                                                                  Capital                              VP Capital
                                                                  Bond            Growth           International      Appreciation
                                                                  Fund             Fund                Fund               Fund
                                                                --------          --------         -------------      ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .....................................        $     57          $    130           $     52           $     --
                                                                --------          --------           --------           --------
Expenses (Note 3):
   Fees and administrative expenses ....................              16               440                 52                136
                                                                --------          --------           --------           --------
NET INVESTMENT INCOME (LOSS) ...........................              41              (310)                --               (136)
                                                                --------          --------           --------           --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ................              --              (523)              (850)                --
Net unrealized appreciation
   (depreciation) of investments .......................              15           (13,570)              (417)            (3,355)
                                                                --------          --------           --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................              15           (14,093)            (1,267)            (3,355)
                                                                --------          --------           --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................        $     56          $(14,403)          $ (1,267)          $ (3,491)
                                                                ========          ========           ========           ========

                                                                  Calvert                            Fidelity
                                                                 --------        -------------------------------------------------
                                                                  Social              VIP             VIP II            VIP II
                                                                 Balanced        Equity-Income        Contra         Asset Manager
                                                                   Fund              Fund              Fund              Fund
                                                                 --------        -------------        -------        -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................................        $   260           $ 1,106           $   148           $   521
                                                                  -------           -------           -------           -------
Expenses (Note 3):
   Fees and administrative expenses ......................            132               539               223               222
                                                                  -------           -------           -------           -------
NET INVESTMENT INCOME (LOSS) .............................            128               567               (75)              299
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ..................             --            (2,368)             (650)             (333)
Net unrealized appreciation (depreciation)
   of investments ........................................         (1,374)           (3,339)             (830)           (1,483)
                                                                  -------           -------           -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ........................................         (1,374)           (5,707)           (1,480)           (1,816)
                                                                  -------           -------           -------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................        $(1,246)          $(5,140)          $(1,555)          $(1,517)
                                                                  =======           =======           =======           =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                      Investment Company
                                                     ------------------------------------------------------------------------------
                                                       Money Market Fund            All America Fund           Equity Index Fund
                                                     ----------------------      ----------------------      ----------------------
                                                       2002          2001          2002          2001          2002          2001
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................     $    (32)     $     (2)     $   (189)     $   (394)     $     (5)     $    634
   Net realized gain (loss) on
     investments ...............................          (13)           (4)       (3,657)       (8,115)       (2,942)       (1,442)
   Net unrealized appreciation
     (depreciation) of investments .............           11           (27)         (652)          771        (4,324)       (4,689)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................          (34)          (33)       (4,498)       (7,738)       (7,271)       (5,497)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................          630           315         3,239         6,332         7,548         9,535
   Withdrawals .................................           --            --          (378)       (6,687)          (95)       (8,783)
   Net Transfers ...............................         (415)         (462)       (7,876)      (28,918)      (10,997)      (13,041)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................          215          (147)       (5,015)      (29,273)       (3,544)      (12,289)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................          181          (180)       (9,513)      (37,011)      (10,815)      (17,786)
NET ASSETS:
Beginning of Year ..............................          829         1,009        22,611        59,622        34,560        52,346
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $  1,010      $    829      $ 13,098      $ 22,611      $ 23,745      $ 34,560
                                                     ========      ========      ========      ========      ========      ========

                                                                                     Investment Company
                                                      -----------------------------------------------------------------------------
                                                             Mid-Cap                                               Short-Term
                                                        Equity Index Fund              Bond Fund                    Bond Fund
                                                      ---------------------      ----------------------       ---------------------
                                                       2002          2001          2002          2001          2002          2001
                                                      -------       -------       -------       -------       -------       -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................      $    34       $    (3)      $    37       $    52       $     3       $     6
   Net realized gain (loss) on
     investments ...............................         (928)          (15)          (72)          (79)           --            --
   Net unrealized appreciation
     (depreciation) of investments .............           --            (3)           45          (102)            4            --
                                                      -------       -------       -------       -------       -------       -------
Net Increase (Decrease) in net assets
   resulting from operations ...................         (894)          (21)           10          (129)            7             6
                                                      -------       -------       -------       -------       -------       -------
From Unit Transactions:
   Contributions ...............................          242           104           706           704            54            61
   Withdrawals .................................           --        (2,485)          (10)           (2)           --            --
   Net Transfers ...............................          714            (2)         (749)       (1,539)          (22)          (22)
                                                      -------       -------       -------       -------       -------       -------
Net Increase (Decrease) from unit
   transactions ................................          956        (2,383)          (53)         (837)           32            39
                                                      -------       -------       -------       -------       -------       -------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................           62        (2,404)          (43)         (966)           39            45
NET ASSETS:
Beginning of Year ..............................            1         2,405         1,637         2,603           146           101
                                                      -------       -------       -------       -------       -------       -------
End of Year ....................................      $    63       $     1       $ 1,594       $ 1,637       $   185       $   146
                                                      =======       =======       =======       =======       =======       =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                  Investment Company
                                                     ------------------------------------------------------------------------------
                                                            Mid-Term                                              Aggressive
                                                            Bond Fund               Composite Fund                Equity Fund
                                                     ----------------------      ----------------------      ----------------------
                                                       2002          2001          2002          2001          2002          2001
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................     $      1      $      2      $     70      $    288      $   (342)     $   (229)
   Net realized gain (loss) on
     investments ...............................           --            (8)       (1,663)       (1,828)       (1,184)       (1,349)
   Net unrealized appreciation
     (depreciation) of investments .............            4             2          (238)       (1,991)       (4,011)       (3,842)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net assets
   resulting from operations ...................            5            (4)       (1,831)       (3,531)       (5,537)       (5,420)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................          329           338         3,196         3,842         4,172         4,981
   Withdrawals .................................           --            --          (388)       (2,575)       (1,001)       (4,370)
   Net Transfers ...............................         (334)         (321)       (5,285)       (6,171)       (9,522)      (16,466)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................           (5)           17        (2,477)       (4,904)       (6,351)      (15,855)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................           --            13        (4,308)       (8,435)      (11,888)      (21,275)
NET ASSETS:
Beginning of Year ..............................           86            73        19,611        28,046        33,972        55,247
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $     86      $     86      $ 15,303      $ 19,611      $ 22,084      $ 33,972
                                                     ========      ========      ========      ========      ========      ========

                                                                                         Scudder
                                                     ------------------------------------------------------------------------------
                                                            Bond Fund             Capital Growth Fund           International Fund
                                                     ----------------------      ----------------------      ----------------------
                                                       2002          2001          2002          2001          2002          2001
                                                     --------      --------      --------      --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................     $     41      $     46      $   (310)     $  6,347      $     --      $  1,464
   Net realized gain (loss) on
     investments ...............................           --            --          (523)       (2,322)         (850)       (2,191)
   Net unrealized appreciation
     (depreciation) of investments .............           15            16       (13,570)      (16,762)         (417)       (2,554)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) in net
   assets resulting from operations ............           56            62       (14,403)      (12,737)       (1,267)       (3,281)
                                                     --------      --------      --------      --------      --------      --------
From Unit Transactions:
   Contributions ...............................          271           253         6,468         7,732         1,506         2,060
   Withdrawals .................................           --           (21)       (1,548)       (3,933)         (246)       (1,108)
   Net Transfers ...............................         (155)         (167)       (3,791)       (8,453)       (1,129)       (5,537)
                                                     --------      --------      --------      --------      --------      --------
Net Increase (Decrease) from unit
   transactions ................................          116            65         1,129        (4,654)          131        (4,585)
                                                     --------      --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................          172           127       (13,274)      (17,391)       (1,136)       (7,866)
NET ASSETS:
Beginning of Year ..............................          964           837        48,508        65,899         6,616        14,482
                                                     --------      --------      --------      --------      --------      --------
End of Year ....................................     $  1,136      $    964      $ 35,234      $ 48,508      $  5,480      $  6,616
                                                     ========      ========      ========      ========      ========      ========

   The accompanying notes are an integral part of these financial statements.

                       AMERICAN LIFE SEPARATE ACCOUNT NO.3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                          American Century                         Calvert
                                                                     --------------------------          --------------------------
                                                                            VP Capital
                                                                         Appreciation Fund                  Social Balanced Fund
                                                                     --------------------------          --------------------------
                                                                       2002              2001              2002              2001
                                                                     --------          --------          --------          --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ............................         $   (136)         $  4,959          $    128          $    389
   Net realized gain (loss) on investments .................               --               544                --            (1,307)
   Net unrealized appreciation
     (depreciation) of investments .........................           (3,355)          (10,820)           (1,374)              (85)
                                                                     --------          --------          --------          --------
Net Increase (Decrease) in net
   assets resulting from operations ........................           (3,491)           (5,317)           (1,246)           (1,003)
                                                                     --------          --------          --------          --------
From Unit Transactions:
   Contributions ...........................................            3,936             3,749             1,971             2,662
   Withdrawals .............................................               --            (1,185)              (85)           (3,315)
   Net Transfers ...........................................             (191)           (8,145)           (1,024)           (3,701)
                                                                     --------          --------          --------          --------
Net Increase (Decrease) from unit
   transactions ............................................            3,745            (5,581)              862            (4,354)
                                                                     --------          --------          --------          --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..............................................              254           (10,898)             (384)           (5,357)
NET ASSETS:
Beginning of Year ..........................................           14,266            25,164             9,620            14,977
                                                                     --------          --------          --------          --------
End of Year ................................................         $ 14,520          $ 14,266          $  9,236          $  9,620
                                                                     ========          ========          ========          ========

                                                                                          Fidelity
                                                    -------------------------------------------------------------------------------
                                                    VIP Equity-Income Fund        VIP II Contra Fund        VIP Asset Manager Fund
                                                    -----------------------     -----------------------     -----------------------
                                                       2002          2001          2002          2001          2002          2001
                                                    ---------     ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................    $     567     $   2,162     $     (75)    $   1,205     $     299     $   5,986
   Net realized gain (loss) on
     investments ...............................       (2,368)       (5,418)         (650)       (4,479)         (333)      (34,703)
   Net unrealized appreciation
     (depreciation) of investments .............       (3,339)          452          (830)       (1,588)       (1,483)       22,211
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) in net assets
   resulting from operations ...................       (5,140)       (2,804)       (1,555)       (4,862)       (1,517)       (6,506)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
From Unit Transactions:
   Contributions ...............................        3,132         4,190         2,873         4,954         2,959         3,503
   Withdrawals .................................       (2,108)       (5,906)         (115)       (5,228)         (791)      (92,695)
   Net Transfers ...............................       (4,908)      (13,889)       (5,234)      (28,623)       (2,869)       (8,062)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Increase (Decrease) from unit
   transactions ................................       (3,884)      (15,605)       (2,476)      (28,897)         (701)      (97,254)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................................       (9,024)      (18,409)       (4,031)      (33,759)       (2,218)     (103,760)
NET ASSETS:
Beginning of Year ..............................       29,894        48,303        18,625        52,384        15,424       119,184
                                                    ---------     ---------     ---------     ---------     ---------     ---------
End of Year ....................................    $  20,870     $  29,894     $  14,594     $  18,625     $  13,206     $  15,424
                                                    =========     =========     =========     =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the years ended December 31, 2002 and 2001. Data shown for any of the preceding three years (1998-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                        Investment Company Money Market Fund             Investment Company All America Fund
                                    ---------------------------------------------   -----------------------------------------------
                                               Years Ended December 31,                          Years Ended December 31,
SELECTED PER UNIT AND               ---------------------------------------------   -----------------------------------------------
SUPPLEMENTARY DATA:                  2002     2001      2000      1999      1998      2002      2001      2000      1999      1998
---------------------               ------   ------   -------   -------   -------   -------   -------   -------   -------   -------
Unit value, beginning of year ....  $ 2.28   $ 2.22   $  2.11   $  2.03   $  1.95   $  7.74   $  9.46   $ 10.05   $  8.09   $  6.76
                                    ======   ======   =======   =======   =======   =======   =======   =======   =======   =======
Unit value, end of year ..........  $ 2.30   $ 2.28   $  2.22   $  2.11   $  2.03   $  5.96   $  7.74   $  9.46   $ 10.05   $  8.09
                                    ======   ======   =======   =======   =======   =======   =======   =======   =======   =======
Units outstanding, beginning
  of year (1) ....................     363      455                                   2,921     6,306
Units Issued (1) .................     275      170                                     859     1,997
Units Redeemed (1) ...............    (198)    (262)                                 (1,581)   (5,382)
                                    ------   ------                                 -------   -------
Units outstanding, end of year ...     440      363       455     5,096     3,113     2,199     2,921     6,306   120,656   105,770
                                    ======   ======   =======   =======   =======   =======   =======   =======   =======   =======
Net Assets (1) ...................  $1,010   $  829                                 $13,098   $22,611
                                    ======   ======                                 =======   =======
Expense Ratio (A) (1) ............   0.90%    0.90%                                   0.90%     0.90%
                                    ======   ======                                 =======   =======
Investment Income Ratio (B) (1) ..    1.6%     4.7%                                    0.8%      0.3%
                                    ======   ======                                 =======   =======
Total Return (C) (1) .............    0.6%     3.0%                                  -23.1%    -18.1%
                                    ======   ======                                 =======   =======

                                                                                             Investment Company
                                        Investment Company Equity Index Fund             Mid-Cap Equity Index Fund
                                    -------------------------------------------     ----------------------------------
                                              Years Ended December 31,                   Years Ended December 31,
SELECTED PER UNIT AND               -------------------------------------------     ----------------------------------
SUPPLEMENTARY DATA:                   2002     2001     2000     1999     1998        2002     2001     2000     1999*
---------------------               -------  -------  -------  -------  -------     -------  -------  -------  -------
Unit value, beginning of year ....  $  2.67  $  3.07  $  3.41  $  2.86  $  2.26     $  1.25  $  1.28  $  1.11  $  1.00
                                    =======  =======  =======  =======  =======     =======  =======  =======  =======
Unit value, end of year ..........  $  2.06  $  2.67  $  3.07  $  3.41  $  2.86     $  1.05  $  1.25  $  1.28  $  1.11
                                    =======  =======  =======  =======  =======     =======  =======  =======  =======
Units outstanding, beginning
  of year ........................   12,924   17,036                                      1    1,880
Units Issued (1) .................    6,404    7,648                                  3,312       89
Units Redeemed (1) ...............   (7,821) (11,760)                                (3,253)  (1,968)
                                    -------  -------                                -------  -------
Units outstanding, end of year ...   11,507   12,924   17,036  205,553  140,499          60        1    1,880    9,513
                                    =======  =======  =======  =======  =======     =======  =======  =======  =======
Net Assets (1) ...................  $23,745  $34,560                                $    63  $     1
                                    =======  =======                                =======  =======
Expense Ratio (A) (1) ............    0.90%    0.90%                                  0.90%    0.90%
                                    =======  =======                                =======  =======
Investment Income Ratio (B) (1) ..     1.5%     3.1%                                   3.8%     0.2%
                                    =======  =======                                =======  =======
Total Return (C) (1) .............   -22.8%   -13.0%                                 -16.0%    -2.0%
                                    =======  =======                                =======  =======

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                             Investment Company Bond Fund                 Investment Company Short-Term Bond Fund
                                    -----------------------------------------------   ----------------------------------------------
                                               Years Ended December 31,                          Years Ended December 31,
SELECTED PER UNIT AND               -----------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:                  2002      2001      2000      1999      1998      2002     2001      2000      1999      1998
---------------------               -------   -------   -------   -------   -------   -------  -------   -------   -------   -------
Unit value, beginning of year ....  $  3.57   $  3.31   $  3.07   $  3.17   $  3.00   $  1.46  $  1.37   $  1.28   $  1.24   $  1.19
                                    =======   =======   =======   =======   =======   =======  =======   =======   =======   =======
Unit value, end of year ..........  $  3.78   $  3.57   $  3.31   $  3.07   $  3.17   $  1.52  $  1.46   $  1.37   $  1.28   $  1.24
                                    =======   =======   =======   =======   =======   =======  =======   =======   =======   =======
Units outstanding, beginning
  of year (1) ....................      459       786                                     100       74
Units Issued (1) .................      287       524                                      36       49
Units Redeemed (1) ...............     (324)     (851)                                    (14)     (23)
                                    -------   -------                                 -------  -------
Units outstanding, end of year ...      422       459       786    11,766    12,551       122      100        74     2,603     2,422
                                    =======   =======   =======   =======   =======   =======  =======   =======   =======   =======
Net Assets (1) ...................  $ 1,594   $ 1,637                                 $   185  $   146
                                    =======   =======                                 =======  =======
Expense Ratio (A) (1) ............    0.90%     0.90%                                   0.90%    0.90%
                                    =======   =======                                 =======  =======
Investment Income Ratio (B) (1) ..     8.5%      7.4%                                    2.7%     5.7%
                                    =======   =======                                 =======  =======
Total Return (C) (1) .............     5.8%      7.8%                                    4.1%     6.5%
                                    =======   =======                                 =======  =======

                                         Investment Company Mid-Term Bond Fund              Investment Company Composite Fund
                                    -----------------------------------------------   ----------------------------------------------
                                                Years Ended December 31,                          Years Ended December 31,
SELECTED PER UNIT AND               -----------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:                  2002      2001      2000      1999      1998       2002      2001     2000     1999      1998
---------------------               -------  --------  --------  --------  --------   --------  --------  -------  -------  --------
Unit value, beginning of year ....  $  1.51  $   1.38  $   1.32  $   1.32  $   1.26   $   4.87  $   5.52  $  5.61  $  4.93  $   4.36
                                    =======  ========  ========  ========  ========   ========  ========  =======  =======  ========
Unit value, end of year ..........  $  1.64  $   1.51  $   1.38  $   1.32  $   1.32   $   4.46  $   4.87  $  5.52  $  5.61  $   4.93
                                    =======  ========  ========  ========  ========   ========  ========  =======  =======  ========
Units outstanding, beginning
  of year (1) ....................       57        53                                    4,027     5,080
Units Issued (1) .................      211       251                                    2,235     2,032
Units Redeemed (1) ...............     (215)     (247)                                  (2,834)   (3,085)
                                    -------  --------                                 --------  --------
Units outstanding, end of year ...       53        57        53     2,919     2,404      3,428     4,027    5,080   82,918   101,886
                                    =======  ========  ========  ========  ========   ========  ========  =======  =======  ========
Net Assets (1) ...................  $    86  $     86                                 $ 15,303  $ 19,611
                                    =======  ========                                 ========  ========
Expense Ratio (A) (1) ............    0.90%     0.90%                                    0.90%     0.90%
                                    =======  ========                                 ========  ========
Investment Income Ratio (B) (1) ..     2.4%      3.7%                                     3.2%      3.4%
                                    =======  ========                                 ========  ========
Total Return (C) (1) .............     8.7%      9.5%                                    -8.3%    -11.8%
                                    =======  ========                                 ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                       Investment Company Aggressive Equity Fund                     Scudder Bond Fund
                                    -----------------------------------------------   ----------------------------------------------
                                               Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND               -----------------------------------------------   ----------------------------------------------
SUPPLEMENTARY DATA:                   2002      2001      2000      1999      1998      2002      2001      2000      1999     1998
---------------------               -------   -------   -------   -------   -------   -------   -------   -------   -------   ------
Unit value, beginning of year ....  $  2.47   $  2.79   $  2.85   $  2.02   $  2.15   $ 14.60   $ 13.94   $ 12.73   $ 13.02   $12.37
                                    =======   =======   =======   =======   =======   =======   =======   =======   =======   ======
Unit value, end of year ..........  $  1.95   $  2.47   $  2.79   $  2.85   $  2.02   $ 15.58   $ 14.60   $ 13.94   $ 12.73   $13.02
                                    =======   =======   =======   =======   =======   =======   =======   =======   =======   ======
Units outstanding, beginning
  of year (1) ....................   13,741    19,792                                      66        60
Units Issued (1) .................    5,961     4,525                                      18        21
Units Redeemed (1) ...............   (8,370)  (10,576)                                    (11)      (15)
                                    -------   -------                                 -------   -------
Units outstanding, end of year ...   11,332    13,741    19,792   174,367   147,405        73        66        60       623      534
                                    =======   =======   =======   =======   =======   =======   =======   =======   =======   ======
Net Assets (1) ...................  $22,084   $33,972                                 $ 1,136   $   964
                                    =======   =======                                 =======   =======
Expense Ratio (A) (1) ............    0.90%     0.90%                                   0.90%     0.90%
                                    =======   =======                                 =======   =======
Investment Income Ratio (B) (1) ..       --      0.4%                                    5.9%      3.9%
                                    =======   =======                                 =======   =======
Total Return (C) (1) .............   -21.2%    -11.4%                                    6.7%      4.8%
                                    =======   =======                                 =======   =======

                                             Scudder Capital Growth Fund                       Scudder International Fund
                                    ----------------------------------------------   -----------------------------------------------
                                               Years Ended December 31,                          Years Ended December 31,
SELECTED PER UNIT AND               ----------------------------------------------   -----------------------------------------------
SUPPLEMENTARY DATA:                   2002      2001     2000      1999      1998      2002      2001      2000      1999      1998
---------------------               -------   -------   ------   -------   -------   -------   -------   -------   -------   -------
Unit value, beginning of year ....  $ 34.34   $ 42.97   $48.17   $ 36.07   $ 29.64   $ 13.72   $ 20.02   $ 25.83   $ 16.93   $ 14.46
                                    =======   =======   ======   =======   =======   =======   =======   =======   =======   =======
Unit value, end of year ..........  $ 24.10   $ 34.34   $42.97   $ 48.17   $ 36.07   $ 11.10   $ 13.72   $ 20.02   $ 25.83   $ 16.93
                                    =======   =======   ======   =======   =======   =======   =======   =======   =======   =======
Units outstanding, beginning
  of year (1) ....................    1,413     1,534                                    482       723
Units Issued (1) .................      256       502                                    183       369
Units Redeemed (1) ...............     (207)     (623)                                  (171)     (610)
                                    -------   -------                                -------   -------
Units outstanding, end of year ...    1,462     1,413    1,534    20,809    17,547       494       482       723    11,828     9,321
                                    =======   =======   ======   =======   =======   =======   =======   =======   =======   =======
Net Assets (1) ...................  $35,234   $48,508                                $ 5,480   $ 6,616
                                    =======   =======                                =======   =======
Expense Ratio (A) (1) ............    0.90%     0.90%                                  0.90%     0.90%
                                    =======   =======                                =======   =======
Investment Income Ratio (B) (1) ..     0.3%     13.1%                                   0.9%     18.0%
                                    =======   =======                                =======   =======
Total Return (C) (1) .............   -29.8%    -20.1%                                 -19.1%    -31.5%
                                    =======   =======                                =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  American Century
                                            VP Capital Appreciation Fund                    Calvert Social Balanced Fund
                                    -------------------------------------------    -----------------------------------------------
                                               Years Ended December 31,                        Years Ended December 31,
SELECTED PER UNIT AND               -------------------------------------------    -----------------------------------------------
SUPPLEMENTARY DATA:                   2002     2001     2000     1999     1998       2002     2001     2000     1999     1998
---------------------               -------  -------  -------  -------  -------    -------  -------  -------  -------  -------
Unit value, beginning of year ....  $ 13.44  $ 18.82  $ 17.40  $ 10.69  $ 11.04    $  2.98  $  3.23  $  3.37  $  3.04  $  2.65
                                    =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Unit value, end of year ..........  $ 10.52  $ 13.44  $ 18.82  $ 17.40  $ 10.69    $  2.59  $  2.98  $  3.23  $  3.37  $  3.04
                                    =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Units outstanding, beginning
  of year (1) ....................    1,062    1,337                                 3,228    4,634
Units Issued (1) .................      333      640                                   729    1,403
Units Redeemed (1) ...............      (15)    (915)                                 (397)  (2,809)
                                    -------  -------                               -------  -------
Units outstanding, end of year ...    1,380    1,062    1,337    9,062    8,874      3,560    3,228    4,634   20,588   15,253
                                    =======  =======  =======  =======  =======    =======  =======  =======  =======  =======
Net Assets (1) ...................  $14,520  $14,268                               $ 9,236  $ 9,620
                                    =======  =======                               =======  =======
Expense Ratio (A) (1) ............    0.65%    0.70%                                 0.90%    0.90%
                                    =======  =======                               =======  =======
Investment Income Ratio (B) (1) ..       --    31.6%                                  2.9%     4.7%
                                    =======  =======                               =======  =======
Total Return (C) (1) .............   -21.7%   -28.6%                                -12.9%    -7.8%
                                    =======  =======                               =======  =======

                                           Fidelity VIP Equity-Income Fund                    Fidelity VIP II Contra Fund
                                    ----------------------------------------------   -----------------------------------------------
                                               Years Ended December 31,                         Years Ended December 31,
SELECTED PER UNIT AND               ----------------------------------------------   -----------------------------------------------
SUPPLEMENTARY DATA:                 2002      2001      2000      1999      1998      2002      2001      2000      1999      1998
---------------------              -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Unit value, beginning of year ...  $ 32.63   $ 34.61   $ 32.21   $ 30.65   $ 27.77   $ 25.88   $ 29.73   $ 32.13   $ 26.16   $ 20.36
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Unit value, end of year .........  $ 26.89   $ 32.63   $ 34.61   $ 32.21   $ 30.65   $ 23.27   $ 25.88   $ 29.73   $ 32.13   $ 26.16
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Units outstanding, beginning
  of year (1) ...................      916     1,396                                     720     1,762
Units Issued (1) ................      129       292                                     418       647
Units Redeemed (1) ..............     (269)     (772)                                   (511)   (1,689)
                                   -------   -------                                 -------   -------
Units outstanding, end of year ..      776       916     1,396     7,417     7,236       627       720     1,762    18,296    14,471
                                   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Net Assets (1) ..................  $20,870   $29,894                                 $14,594   $18,625
                                   =======   =======                                 =======   =======
Expense Ratio (A) (1) ...........    0.80%     0.80%                                   0.80%     0.80%
                                   =======   =======                                 =======   =======
Investment Income Ratio (B) (1) .     4.4%      7.7%                                    0.9%      5.4%
                                   =======   =======                                 =======   =======
Total Return (C) (1) ............   -17.6%     -5.7%                                  -10.1%    -12.9%
                                   =======   =======                                 =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                    Fidelity VIP II Asset Manager Fund
                                          ---------------------------------------------------
                                                          Years Ended December 31,
SELECTED PER UNIT AND                     ---------------------------------------------------
SUPPLEMENTARY DATA:                         2002      2001        2000      1999       1998
---------------------                     --------  --------    --------  --------   --------
Unit value, beginning of year ..........  $  23.91  $  25.14    $  26.40  $  24.04   $  21.14
                                          ========  ========    ========  ========   ========
Unit value, end of year ................  $  21.65  $  23.91    $  25.14  $  26.40   $  24.04
                                          ========  ========    ========  ========   ========
Units outstanding, beginning of year (1)       645     4,742
Units Issued (1) .......................       147       225
Units Redeemed (1) .....................      (182)   (4,322)
                                          --------  --------
Units outstanding, end of year .........       610       645       4,742     7,732      6,297
                                          ========  ========    ========  ========   ========
Net Assets (1) .........................  $ 13,206  $ 15,424
                                          ========  ========
Expense Ratio (A) (1) ..................     0.80%     0.80%
                                          ========  ========
Investment Income Ratio (B) (1) ........      3.8%     12.2%
                                          ========  ========
Total Return (C) (1) ...................     -9.5%      -4.9%
                                          ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("VUL") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2002 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    --------
Investment Company Funds:
   Money Market Fund: ................................        854      $  1.19
   All America Fund ..................................      8,178         1.60
   Equity Index Fund .................................     15,471         1.54
   Mid-Cap Equity Index Fund .........................         42         0.97
   Bond Fund .........................................      1,354         1.27
   Short-Term Bond Fund ..............................        222         1.05
   Mid-Term Bond Fund ................................         90         0.98
   Composite Fund ....................................     12,477         1.22
   Aggressive Equity Fund ............................     17,427         1.24
Scudder Portfolios:
   Bond Portfolio ....................................        145         6.98
   Capital Growth Portfolio-- Class "A" ..............      2,990        11.54
   International Portfolio-- Class "A" ...............        744         6.52
American Century VP Capital Appreciation Fund ........      2,420         5.91
Calvert Social Balanced Portfolio ....................      5,901         1.50
Fidelity Portfolios:
   Equity-Income-- "Initial" Class ...................      1,146        18.16
   Contrafund-- "Initial" Class ......................        763        18.10
   Asset Manager-- "Initial" Class ...................      1,058        12.75

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

                          INDEPENDENT AUDITORS' REPORT

The American Life Insurance Company of New York and
   Contract Owners of American Life Separate Account No. 3:

      We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statements of changes in net assets of the Separate Account for the year ended December 31, 2001 and financial highlights for each of the years in the four-year period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those statements.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2002, and the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP
New York, New York
February 21, 2003

THE AMERICAN LIFE
INSURANCE COMPANY
OF NEW YORK

P.O. BOX 4837
NEW YORK, NY 10185-0049